UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           101 Arch Street - 18th Floor
                   Boston, MA 02110
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         May 10, 2012
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        77
Form 13F Information Table Value Total:        $256,462


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      399     4470 SH       SOLE                     4470
AT&T Inc.                      COM              00206R102     2871    91916 SH       SOLE                    91916
Abbott Laboratories            COM              002824100     4472    72960 SH       SOLE                    72960
Air Products & Chemicals Inc.  COM              009158106      220     2400 SH       SOLE                     2400
American Express Company       COM              025816109     1909    33002 SH       SOLE                    33002
Apache Corporation             COM              037411105      629     6262 SH       SOLE                     6262
Apple Inc.                     COM              037833100     2404     4010 SH       SOLE                     4010
Ariad Pharmaceuticals          COM              04033A100      562    35200 SH       SOLE                    35200
Automatic Data Processing, Inc COM              053015103      315     5700 SH       SOLE                     5700
BP plc ADR                     COM              055622104      464    10306 SH       SOLE                    10306
Baxter International, Inc.     COM              071813109      400     6694 SH       SOLE                     6694
Berkshire Hathaway, Inc. Cl. A COM              084670108    14628      120 SH       SOLE                      120
Berkshire Hathaway, Inc. Cl. B COM              084670702    21304   262527 SH       SOLE                   262527
Boeing Company                 COM              097023105      201     2708 SH       SOLE                     2708
Bristol-Myers Squibb Co.       COM              110122108      447    13240 SH       SOLE                    13240
Buckeye Partners, L.P.         COM              118230101      477     7800 SH       SOLE                     7800
Canadian Natural Resources Ltd COM              136385101     2213    66690 SH       SOLE                    66690
Chevron Corp.                  COM              166764100     8122    75758 SH       SOLE                    75758
Cisco Systems Inc.             COM              17275R102    10038   474603 SH       SOLE                   474603
Coca-Cola Company              COM              191216100     2338    31591 SH       SOLE                    31591
Colgate Palmolive Co.          COM              194162103      530     5417 SH       SOLE                     5417
ConocoPhillips                 COM              20825C104    10945   143998 SH       SOLE                   143998
Devon Energy Corporation       COM              25179M103      841    11823 SH       SOLE                    11823
DirecTV                        COM              25490a101     8837   179110 SH       SOLE                   179110
Disney (Walt) Co.              COM              254687106      264     6038 SH       SOLE                     6038
Donaldson Company Inc          COM              257651109      214     6000 SH       SOLE                     6000
Eli Lilly & Company            COM              532457108     1282    31832 SH       SOLE                    31832
Enterprise Bancorp Inc         COM              293668109      493    29976 SH       SOLE                    29976
Exxon Mobil Corporation        COM              30231G102    14732   169858 SH       SOLE                   169858
General Electric Co.           COM              369604103     2149   107058 SH       SOLE                   107058
Hewlett Packard Company        COM              428236103      238     9992 SH       SOLE                     9992
Home Depot, Inc.               COM              437076102      423     8400 SH       SOLE                     8400
IBM Corporation                COM              459200101    12209    58512 SH       SOLE                    58512
Illinois Tool Works Inc.       COM              452308109      303     5300 SH       SOLE                     5300
Intel Corporation              COM              458140100      281    10000 SH       SOLE                    10000
Johnson & Johnson              COM              478160104     2376    36018 SH       SOLE                    36018
Kinder Morgan Energy Partners, COM              494550106      538     6500 SH       SOLE                     6500
Kraft Foods, Inc.              COM              50075N104      203     5350 SH       SOLE                     5350
Laboratory Corp. of America Ho COM              50540R409     3095    33807 SH       SOLE                    33807
Leucadia National Corp.        COM              527288104      760    29100 SH       SOLE                    29100
Lockheed Martin Corp.          COM              539830109      329     3665 SH       SOLE                     3665
Loews Corp.                    COM              540424108      359     9000 SH       SOLE                     9000
McCormick & Co., Inc. Non-Voti COM              579780206      435     8000 SH       SOLE                     8000
McDonald's Corporation         COM              580135101     1437    14651 SH       SOLE                    14651
McGraw Hill Companies          COM              580645109      582    12000 SH       SOLE                    12000
Microsoft Corporation          COM              594918104    13198   409188 SH       SOLE                   409188
Mohawk Industries Inc.         COM              608190104      206     3100 SH       SOLE                     3100
Norfolk Southern Corp.         COM              655844108      284     4315 SH       SOLE                     4315
Pepsico, Inc.                  COM              713448108     1875    28252 SH       SOLE                    28252
Pfizer Inc.                    COM              717081103      657    29033 SH       SOLE                    29033
Praxair Inc.                   COM              74005P104      248     2166 SH       SOLE                     2166
Procter & Gamble Company       COM              742718109     9678   143989 SH       SOLE                   143989
Rayonier, Inc.                 COM              754907103      473    10725 SH       SOLE                    10725
Republic Services Inc          COM              760759100     2795    91470 SH       SOLE                    91470
Royal Dutch Shell PLC ADR      COM              780259206      589     8400 SH       SOLE                     8400
SPDR Gold Trust ETF            COM              78463V107     1761    10863 SH       SOLE                    10863
SPDR S&P 500 ETF Trust         COM              78462F103    21129   150054 SH       SOLE                   150054
Sanofi                         COM              80105N105     7442   192055 SH       SOLE                   192055
Schlumberger Ltd.              COM              806857108     8195   117193 SH       SOLE                   117193
Staples Incorporated           COM              855030102     7209   445260 SH       SOLE                   445260
Technology Select Sector SPDR  COM              81369Y803     1013    33600 SH       SOLE                    33600
The Hershey Company            COM              427866108      245     4000 SH       SOLE                     4000
Toronto Dominion Bank          COM              891160509      277     3260 SH       SOLE                     3260
Tyco Int'l. Ltd.               COM              H89128104      350     6227 SH       SOLE                     6227
Union Pacific Corp.            COM              907818108      291     2712 SH       SOLE                     2712
United Technologies            COM              913017109      752     9062 SH       SOLE                     9062
Utilities Select Sector SPDR E COM              81369Y886      460    13120 SH       SOLE                    13120
Vanguard Emerging Markets ETF  COM              922042858      751    17270 SH       SOLE                    17270
Vanguard Energy ETF            COM              92204a306      384     3650 SH       SOLE                     3650
Vanguard Total Stock Market ET COM              922908769    10312   142710 SH       SOLE                   142710
Vanguard Value ETF             COM              922908744      213     3690 SH       SOLE                     3690
Verizon Communications         COM              92343v104      256     6705 SH       SOLE                     6705
Wal-Mart Stores, Inc.          COM              931142103     1308    21378 SH       SOLE                    21378
Wells Fargo & Company          COM              949746101    10605   310622 SH       SOLE                   310622
iShares MSCI All-Asia Ex-Japan COM              464288182      366     6493 SH       SOLE                     6493
iShares MSCI Emerging Markets  COM              464287234    14304   333070 SH       SOLE                   333070
iShares Russell Mid Cap Index  COM              464287499      568     5133 SH       SOLE                     5133